WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 107.9%
COMMUNICATION SERVICES - 14.9%
Diversified Telecommunication Services - 2.9%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	400,000	$364,996	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	2,170,000	1,925,853	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	990,000	1,038,169	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	856,000	902,010	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	980,000	888,110	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	84,676
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	450,000	463,635	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	500,000	498,815	(a)

Total Diversified Telecommunication Services				6,166,264

Media - 7.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,140,000	3,175,042	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	710,000	738,680	(a)
Directv Financing LLC/Directv Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,830,000	1,832,288	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,546,000	2,548,546
DISH DBS Corp., Senior Notes	7.750%	7/1/26	6,717,000	6,809,997
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,710,000	1,806,256	(a)

Total Media				16,910,809

Wireless Telecommunication Services - 4.1%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	490,000	434,150	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	450,000	410,130	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	290,000	241,767	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	665,888
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,611,194
Sprint Corp., Senior Notes	7.875%	9/15/23	2,960,000	3,185,685
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	1,250,000	1,174,712
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,050,000	693,000	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	450,000	297,000	(a)

Total Wireless Telecommunication Services				8,713,526

TOTAL COMMUNICATION SERVICES				31,790,599

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 2.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	530,000		$531,439	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,020,000		1,078,553	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,190,000		1,217,965
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,520,000		1,579,280	(a)

Total Auto Components					4,407,237

Automobiles - 2.2%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,780,000		2,065,913
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000		202,099
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	880,000		874,438
General Motors Co., Senior Notes	6.125%	10/1/25	350,000		387,489
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,120,000		1,175,183	(a)

Total Automobiles					4,705,122

Diversified Consumer Services - 1.2%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	320,000		302,392	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		891,052
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,310,000		1,322,399	(a)

Total Diversified Consumer Services					2,515,843

Hotels, Restaurants & Leisure - 11.9%
Carnival Corp., Senior Notes	7.625%	3/1/26	460,000		473,338	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	3,070,000		2,985,099	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	400,000	EUR	334,944
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,620,000		1,396,270	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,160,000		1,213,348	(a)
Melco Resorts Finance Ltd., Senior Notes	5.750%	7/21/28	1,360,000		1,240,306	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	640,000		556,544	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,060,000		1,056,301	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,100,000		1,079,424	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	650,000	GBP	820,023	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	840,000	GBP	1,081,222	(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	1,500,000		1,263,600	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	450,000		420,152	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,210,000		1,145,277	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,724,000		1,644,144	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	1,190,000	GBP	1,510,771	(a)

See Notes to Schedule of Investments.

2	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - continued
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	1,350,000	$1,257,964	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	410,000	372,803	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	1,160,000	1,019,988	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	850,000	741,455	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	400,000	340,000	(a)
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp., Senior Notes	7.750%	4/15/25	2,710,000	2,832,207	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	620,000	646,397	(a)

Total Hotels, Restaurants & Leisure				25,431,577

Specialty Retail - 0.8%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	630,000	552,425	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	460,000	430,845	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	690,000	691,725	(a)

Total Specialty Retail				1,674,995

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	250,000	254,891	(a)

TOTAL CONSUMER DISCRETIONARY				38,989,665

CONSUMER STAPLES - 0.8%
Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	740,000	759,425

Household Products - 0.4%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	840,000	855,242

Tobacco - 0.1%
Vector Group Ltd., Senior Notes	10.500%	11/1/26	160,000	164,546	(a)

TOTAL CONSUMER STAPLES				1,779,213

ENERGY - 26.9%
Energy Equipment & Services - 0.3%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	800,000	733,548	(a)

Oil, Gas & Consumable Fuels - 26.6%
Apache Corp., Senior Notes	5.100%	9/1/40	1,400,000	1,402,317
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	100,000	105,240	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,040,000	1,062,090
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000	817,315
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000	302,863
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000	739,088
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,330,000	2,905,958
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000	93,609

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	290,000	$287,436	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	700,000	634,375	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	640,000	613,600	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,970,000	1,935,525	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	610,000	638,944	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000	1,396,974
EQT Corp., Senior Notes	7.500%	2/1/30	880,000	1,051,164
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	430,000	427,351	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,843,100
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	496,000	269,563	(b)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	70,000	71,177	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,903,834	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	1,310,000	1,334,386	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	440,000	477,946
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	710,000	711,718
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000	484,184
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	345,456
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,190,000	2,273,570	(e)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	3,984,407
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	750,000	666,795	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,982,000	3,242,941
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,100,000	1,113,640
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	782,586
Range Resources Corp., Senior Notes	8.250%	1/15/29	430,000	471,744

See Notes to Schedule of Investments.

4	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,070,000	$1,093,069	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	530,000	525,879	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,294,823
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	560,000	610,305
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,768,913
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,430,000	1,280,415	(a)
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	340,000	350,261
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,000,000	2,053,210
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	515,800
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	6,216,000	6,334,011
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	500,000	507,139
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	712,496
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	437,736
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	682,125
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,778,255
YPF SA, Senior Notes	8.500%	7/28/25	2,830,000	2,262,302	(a)

Total Oil, Gas & Consumable Fuels				56,597,635

TOTAL ENERGY				57,331,183

FINANCIALS - 16.1%
Banks - 10.7%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,200,000	1,282,500	(c)(d)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	366,000	379,539
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000	961,875	(c)(d)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - continued
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,840,000		$1,776,354	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,360,000		1,483,345	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	540,000		560,925	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,030,000		1,045,914	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000		2,439,450	(a)(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000		4,482,831	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,000,000		1,041,875	(c)(d)
NatWest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	660,000		938,424	(c)(d)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	490,000		516,814
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.820%)	7.375%	6/24/22	1,240,000	GBP	1,673,769	(b)(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,890,000		1,864,217	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,170,000		2,362,864	(a)(d)

Total Banks					22,810,696

See Notes to Schedule of Investments.

6	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 1.7%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,000,000		$901,250	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,770,000		1,832,216	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	820,000		854,280	(a)(c)(d)

Total Capital Markets					3,587,746

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	480,000		497,050
Navient Corp., Senior Notes	6.750%	6/15/26	410,000		425,889

Total Consumer Finance					922,939

Diversified Financial Services - 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,640,000		1,743,520
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000		1,030,932
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,779,825		3,597,165	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	360,000		352,980	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	400,000		385,000	(b)

Total Diversified Financial Services					7,109,597

TOTAL FINANCIALS					34,430,978

HEALTH CARE - 7.5%
Health Care Providers & Services - 0.4%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	750,000		779,190	(a)

Pharmaceuticals - 7.1%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,110,000		1,125,540	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	2,142,000		2,154,049	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	590,000		595,632	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	540,000	GBP	666,475	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	1,240,000		1,167,392	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - continued
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,440,000	$2,430,679
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,910,000	1,873,137
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	4,450,000	4,535,751
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000	638,932

Total Pharmaceuticals				15,187,587

TOTAL HEALTH CARE				15,966,777

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.2%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,520,000	2,634,307	(a)

Airlines - 9.5%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	360,000	368,665	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	2,570,000	2,592,398
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	830,332
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	775,201
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,050,000	6,724,926	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,500,000	2,640,325	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,156,000	3,433,728	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	2,300,000	2,325,725
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	270,000	263,871	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	207,360	211,931

Total Airlines				20,167,102

Building Products - 0.6%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,240,000	1,249,331	(a)

Commercial Services & Supplies - 0.9%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,340,000	1,362,640
CoreCivic Inc., Senior Notes	4.750%	10/15/27	668,000	592,626

Total Commercial Services & Supplies				1,955,266

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	444,598	(a)

See Notes to Schedule of Investments.

8	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 0.3%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	570,000	$589,950

Trading Companies & Distributors - 0.2%
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	500,000	516,950

TOTAL INDUSTRIALS				27,557,504

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,920,000	1,913,827	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	32,000	31,336	(a)

Total Communications Equipment				1,945,163

Technology Hardware, Storage & Peripherals - 1.2%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	410,000	421,761
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,371,476
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	648,355

Total Technology Hardware, Storage & Peripherals				2,441,592

TOTAL INFORMATION TECHNOLOGY				4,386,755

MATERIALS - 5.7%
Chemicals - 1.5%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	1,196,750	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	1,057,775	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	1,000,000	959,595

Total Chemicals				3,214,120

Containers & Packaging - 1.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,080,000	1,035,493	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	300,000	285,504	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,020,000	1,061,820
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	950,000	975,403	(a)

Total Containers & Packaging				3,358,220

Metals & Mining - 2.6%
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	359,000	383,972	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,389,793
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	740,000	741,665	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - continued
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000	$692,379
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	1,888,564
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	544,179

Total Metals & Mining				5,640,552

TOTAL MATERIALS				12,212,892

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	660,000	698,003

Real Estate Management & Development - 0.3%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	200,000	38,100	*(b)(g)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000	74,000	*(b)(g)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	400,000	340,800	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000	70,000	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	250,000	44,437	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	200,000	36,300	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	500,000	91,375	(b)

Total Real Estate Management & Development				695,012

TOTAL REAL ESTATE				1,393,015

UTILITIES - 2.0%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000	413,668
Pampa Energia SA, Senior Notes	7.500%	1/24/27	720,000	622,080	(a)

Total Electric Utilities				1,035,748

Gas Utilities - 1.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,400,000	2,453,832

Independent Power and Renewable Electricity Producers - 0.3%
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	780,000	737,436	(a)

TOTAL UTILITIES				4,227,016

TOTAL CORPORATE BONDS & NOTES (Cost - $209,979,804)				230,065,597

See Notes to Schedule of Investments.

10	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 18.0%
Argentina - 1.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	508,291	$168,971
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	3,750,627	1,598,705	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	500,000	374,850	(b)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	300,000	224,910	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	1,870,000	1,207,833	(a)

Total Argentina				3,575,269

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	468,000	394,880	(a)

Chile - 0.5%
Chile Government International Bond, Senior Notes	2.550%	1/27/32	1,000,000	945,230

Colombia - 1.0%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	1,000,000	849,370
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000	1,159,876

Total Colombia				2,009,246

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	485,130	(a)

Croatia - 0.4%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	450,000	465,750	(b)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	410,000	424,350	(a)

Total Croatia				890,100

Dominican Republic - 0.5%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	420,000	418,702	(a)
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	720,000	709,294	(a)

Total Dominican Republic				1,127,996

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 0.5%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,334,000		$787,073	(a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	384,000		337,440	(a)

Total Ecuador					1,124,513

Egypt - 0.8%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	1,950,000		1,754,430	(a)

Gabon - 0.2%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	450,000		410,782	(b)

Ghana - 0.5%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	270,000		212,965	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	920,000		901,246	(a)

Total Ghana					1,114,211

Guatemala - 0.2%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	370,000		373,700	(a)

Indonesia - 1.2%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	1,135,000		1,439,501	(b)
Indonesia Treasury Bond	6.500%	2/15/31	16,834,000,000	IDR	1,174,731
Indonesia Treasury Bond	8.375%	3/15/34	209,000,000	IDR	16,405

Total Indonesia					2,630,637

Ivory Coast - 0.5%
Ivory Coast Government International Bond, Senior Notes, Step bond	5.750%	12/31/32	985,418		966,827	(a)

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		665,000

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	600,000		573,852	(a)

See Notes to Schedule of Investments.

12	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.5%
Mexican Bonos, Senior Notes	7.750%	11/13/42	74,560,000	MXN	$3,487,585
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	2,020,000		1,904,880

Total Mexico					5,392,465

Nigeria - 0.6%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,450,000		1,338,234	(b)

Oman - 0.5%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,000,000		1,022,250	(a)

Panama - 0.3%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	770,000		681,712

Paraguay - 0.6%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,460,000		1,280,070	(a)

Peru - 1.5%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	750,000		862,717
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000		2,342,482

Total Peru					3,205,199

Russia - 1.4%
Russian Federal Bond - OFZ	7.750%	9/16/26	375,770,000	RUB	2,066,297
Russian Federal Bond - OFZ	6.900%	5/23/29	206,130,000	RUB	963,233
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	42,000		14,332	(b)

Total Russia					3,043,862

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	450,000		470,594	(b)

Turkey - 1.1%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,500,000		2,231,950

Ukraine - 0.3%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,950,000		664,258	(a)

TOTAL SOVEREIGN BONDS (Cost - $44,065,958)					38,372,397

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.2%
U.S. Government Obligations - 10.2%
U.S. Treasury Notes	1.625%	5/31/23	2,500,000	$2,512,940	(e)
U.S. Treasury Notes	2.750%	8/31/23	4,250,000	4,339,648	(e)
U.S. Treasury Notes	2.875%	9/30/23	2,700,000	2,764,441	(e)
U.S. Treasury Notes	2.125%	11/30/23	4,750,000	4,808,262	(e)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000	3,038,789
U.S. Treasury Notes	2.000%	6/30/24	3,250,000	3,284,531	(e)
U.S. Treasury Notes	0.500%	4/30/27	1,000,000	938,477

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $21,243,934)				21,687,088

SENIOR LOANS - 2.5%
COMMUNICATION SERVICES - 1.6%
Media - 1.6%
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	3,295,950	3,292,143	(d)(h)(i)

INDUSTRIALS - 0.9%
Airlines - 0.9%
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	1,931,634	1,925,994	(d)(h)(i)

TOTAL SENIOR LOANS (Cost - $5,209,316)				5,218,137

CONVERTIBLE BONDS & NOTES - 2.1%
COMMUNICATION SERVICES - 1.5%
Media - 1.5%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,370,000	3,065,015

INDUSTRIALS - 0.6%
Airlines - 0.6%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,400,000	1,303,400

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,163,136)				4,368,415

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Targa Resources Corp., Non Voting Shares (Cost - $882,000)	9.500%		840	912,495

See Notes to Schedule of Investments.

14	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY‡		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $13,797)		5/28/28	14,410	$4,321	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $637,539)			77,972,021	0	*(j)(k)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $286,195,484)				300,628,450

RATE
SHORT-TERM INVESTMENTS - 5.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $12,632,288)	0.010%		12,632,288	12,632,288	(m)

TOTAL INVESTMENTS - 147.0% (Cost - $298,827,772)				313,260,738
Liabilities in Excess of Other Assets - (47.0)%				(100,100,561)

TOTAL NET ASSETS - 100.0%				$213,160,177

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of February 28, 2022.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $12,632,288 and the cost was $12,632,288 (Note 2).

Abbreviation(s) used in this schedule:

EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
OFZ	—	Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	—	Payment-In-Kind
RUB	—	Russian Ruble
USD	—	United States Dollar

See Notes to Schedule of Investments.

16	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	0.450%	2/24/2022	5/24/2022	$17,809,267	U.S. Government & Agency Obligations	$17,788,719
Goldman Sachs Group Inc.	0.500%	10/15/2021	TBD***	2,030,783	Corporate Bonds & Notes	2,290,718
					Cash	160,000

				$19,840,050		$20,079,437

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of February 28, 2022.

At February 28, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
MXN	1,511,611	USD	72,115	Citibank N.A.	4/19/22	$1,038
USD	259,287	EUR	229,100	Citibank N.A.	4/19/22	1,901
USD	3,166,801	GBP	2,335,652	Goldman Sachs Group Inc.	4/19/22	32,810
CAD	28,985	USD	22,776	Morgan Stanley & Co. Inc.	4/19/22	96

Total						$35,845

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return.

Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When

18

Notes to Schedule of Investments (unaudited) (cont’d)

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$230,065,597	—		$230,065,597
Sovereign Bonds	—	38,372,397	—		38,372,397
U.S. Government & Agency Obligations	—	21,687,088	—		21,687,088
Senior Loans	—	5,218,137	—		5,218,137
Convertible Bonds & Notes	—	4,368,415	—		4,368,415
Convertible Preferred Stocks	—	912,495	—		912,495
Warrants	$4,321	—	—		4,321
Common Stocks	—	—	$0	*	0	*

Total Long-Term Investments	$4,321	$300,624,129	$0	*	$300,628,450

Short-Term Investments†	12,632,288	—	—		12,632,288

Total Investments	$12,636,609	$300,624,129	$0	*	$313,260,738

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$35,845	—		$35,845

Total	$12,636,609	$300,659,974	—		$313,296,583

†	See Schedule of investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2022. The following transactions were effected in such company for the period ended February 28, 2022.

	Affiliate Value at May 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$134,264	$67,732,185	67,732,185	$55,234,161	55,234,161

20

Notes to Schedule of Investments (unaudited) (cont’d)

	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
(cont’d)
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$430	—	$12,632,288

21